Sep. 23, 2021
Summary Prospectus and Statutory Prospectus Supplement dated September 23, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco Emerging Markets Innovators FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective October 29, 2021, the Fund’s broad-based securities market benchmark will change from the MSCI Emerging Markets Mid Cap Index to the MSCI Emerging Markets Index. As a result, the table appearing under the heading "Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below:Average Annual Total Returns (for the periods ended December 31, 2020)InceptionDate1Year5YearsSinceInceptionClass A:Return Before Taxes6/30/201416.00%9.11%3.99%Return After Taxes on Distributions15.158.943.86Return After Taxes on Distributions and Sale of Fund Shares10.037.203.10Class C:6/30/201420.839.484.09Class R:6/30/201422.4410.034.62Class Y:6/30/201423.0810.605.16Class R5:5/24/201923.1910.474.99Class R6:6/30/201423.2110.805.36MSCI Emerging Markets Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)18.3112.815.69MSCI Emerging Markets Mid Cap Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)10.499.003.141 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.2 Effective October 29, 2021, the Fund changed its broad-based securities market benchmark from the MSCI Emerging Markets Mid Cap Index to the MSCI Emerging Markets Index. The Fund’s investment adviser believes the MSCI Emerging Markets Index provides a more appropriate comparison for evaluating the Fund’s performance.